LONG-TERM INVESTMENTS - Cost method investments (Details) $ in Thousands	1 Months Ended				6 Months Ended
	Oct. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Nov. 30, 2015 USD ($) clinic city	Sep. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)
Xi'an Puhui
LONG-TERM INVESTMENTS
Percentage of equity interest owned- cost method			23.10%
Number of medical centers | clinic			15
Number of other cities in which acquiree's medical centers/clinics are located | city			6
Cash consideration- cost method			$ 32,090
American Well Corporation
LONG-TERM INVESTMENTS
Percentage of equity interest owned- cost method				1.80%	1.80%
Cash consideration- cost method					$ 13,500
Elysium Health, Inc.,
LONG-TERM INVESTMENTS
Percentage of equity interest owned- cost method				8.70%	8.70%
Cash consideration- cost method				$ 2,000
Shanghai Yimi Information Technology Co., Ltd.
LONG-TERM INVESTMENTS
Percentage of equity interest owned- cost method		4.00%
Cash consideration- cost method		$ 993
Shanghai Baian Dataview Information Technology Co., Ltd
LONG-TERM INVESTMENTS
Percentage of equity interest owned- cost method	5.00%
Cash consideration- cost method	$ 232